ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued expenses and other current Liabilities (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued Payroll Taxes, Current		$ 9,089	$ 6,490
Accrued Contract Costs		7,299	1,030
Accrued Professional Fees, Current		3,435	722
Business Combination, Recognized Liability Assumed, Accounts Payable, Current		500	2,577
Other Liabilities, Current		1,437	1,938
Accrued Liabilities, Current	$ 25,098	$ 21,760	$ 12,757